Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DIAMOND HILL FUNDS
Entity Central Index Key	0001032423
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Diamond Hill Small Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small Cap Fund
Class Name	Investor
Trading Symbol	DHSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$134	1.26%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHSCX) returned 12.88% for the year ended December 31, 2024. Over that same period, the Russell 2000 Index returned 11.54%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Investor	12.88%	9.21%	6.88%
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 227,432,172
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 1,877,651
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$227,432,172
Number of Portfolio Holdings	60
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$1,877,651

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	5.3
Triumph Financial, Inc.	5.1
First Advantage Corp.	4.8
Allegiant Travel Co.	4.8
Enovis Corp.	4.1
Mr. Cooper Group, Inc.	3.9
Live Oak Bancshares, Inc.	3.8
Bank OZK	3.5
Ducommun, Inc.	3.2
Ryman Hospitality Properties, Inc.	3.0

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	5.3
Triumph Financial, Inc.	5.1
First Advantage Corp.	4.8
Allegiant Travel Co.	4.8
Enovis Corp.	4.1
Mr. Cooper Group, Inc.	3.9
Live Oak Bancshares, Inc.	3.8
Bank OZK	3.5
Ducommun, Inc.	3.2
Ryman Hospitality Properties, Inc.	3.0

Diamond Hill Small Cap Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small Cap Fund
Class Name	Class I
Trading Symbol	DHSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHSIX) returned 13.22% for the year ended December 31, 2024. Over that same period, the Russell 2000 Index returned 11.54%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class I	13.22%	9.51%	7.18%
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 227,432,172
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 1,877,651
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$227,432,172
Number of Portfolio Holdings	60
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$1,877,651

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	5.3
Triumph Financial, Inc.	5.1
First Advantage Corp.	4.8
Allegiant Travel Co.	4.8
Enovis Corp.	4.1
Mr. Cooper Group, Inc.	3.9
Live Oak Bancshares, Inc.	3.8
Bank OZK	3.5
Ducommun, Inc.	3.2
Ryman Hospitality Properties, Inc.	3.0

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	5.3
Triumph Financial, Inc.	5.1
First Advantage Corp.	4.8
Allegiant Travel Co.	4.8
Enovis Corp.	4.1
Mr. Cooper Group, Inc.	3.9
Live Oak Bancshares, Inc.	3.8
Bank OZK	3.5
Ducommun, Inc.	3.2
Ryman Hospitality Properties, Inc.	3.0

Diamond Hill Small Cap Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small Cap Fund
Class Name	Class Y
Trading Symbol	DHSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHSYX) returned 13.31% for the year ended December 31, 2024. Over that same period, the Russell 2000 Index returned 11.54%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class Y	13.31%	9.66%	7.31%
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 227,432,172
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 1,877,651
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$227,432,172
Number of Portfolio Holdings	60
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$1,877,651

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	5.3
Triumph Financial, Inc.	5.1
First Advantage Corp.	4.8
Allegiant Travel Co.	4.8
Enovis Corp.	4.1
Mr. Cooper Group, Inc.	3.9
Live Oak Bancshares, Inc.	3.8
Bank OZK	3.5
Ducommun, Inc.	3.2
Ryman Hospitality Properties, Inc.	3.0

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	5.3
Triumph Financial, Inc.	5.1
First Advantage Corp.	4.8
Allegiant Travel Co.	4.8
Enovis Corp.	4.1
Mr. Cooper Group, Inc.	3.9
Live Oak Bancshares, Inc.	3.8
Bank OZK	3.5
Ducommun, Inc.	3.2
Ryman Hospitality Properties, Inc.	3.0

Diamond Hill Small-Mid Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small-Mid Cap Fund
Class Name	Investor
Trading Symbol	DHMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$126	1.21%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHMAX) returned 7.78% for the year ended December 31, 2024. Over that same period, the Russell 2500 Index returned 12.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Investor	7.78%	6.39%	6.91%
Russell 3000 Index	23.81	13.86	12.55
Russell 2500 Index	12.00	8.77	8.85

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,125,217,816
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 10,657,282
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,125,217,816
Number of Portfolio Holdings	63
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$10,657,282

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Red Rock Resorts, Inc. Class A	4.8
Post Holdings, Inc.	4.5
Mr. Cooper Group, Inc.	4.4
Regal Rexnord Corp.	3.5
Gates Industrial Corp. plc	3.2
CubeSmart	3.0
Ashland, Inc.	2.5
Webster Financial Corp.	2.5
SS&C Technologies Holdings, Inc.	2.4

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Red Rock Resorts, Inc. Class A	4.8
Post Holdings, Inc.	4.5
Mr. Cooper Group, Inc.	4.4
Regal Rexnord Corp.	3.5
Gates Industrial Corp. plc	3.2
CubeSmart	3.0
Ashland, Inc.	2.5
Webster Financial Corp.	2.5
SS&C Technologies Holdings, Inc.	2.4

Diamond Hill Small-Mid Cap Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small-Mid Cap Fund
Class Name	Class I
Trading Symbol	DHMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHMIX) returned 8.11% for the year ended December 31, 2024. Over that same period, the Russell 2500 Index returned 12.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class I	8.11%	6.70%	7.23%
Russell 3000 Index	23.81	13.86	12.55
Russell 2500 Index	12.00	8.77	8.85

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,125,217,816
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 10,657,282
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,125,217,816
Number of Portfolio Holdings	63
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$10,657,282

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Red Rock Resorts, Inc. Class A	4.8
Post Holdings, Inc.	4.5
Mr. Cooper Group, Inc.	4.4
Regal Rexnord Corp.	3.5
Gates Industrial Corp. plc	3.2
CubeSmart	3.0
Ashland, Inc.	2.5
Webster Financial Corp.	2.5
SS&C Technologies Holdings, Inc.	2.4

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Red Rock Resorts, Inc. Class A	4.8
Post Holdings, Inc.	4.5
Mr. Cooper Group, Inc.	4.4
Regal Rexnord Corp.	3.5
Gates Industrial Corp. plc	3.2
CubeSmart	3.0
Ashland, Inc.	2.5
Webster Financial Corp.	2.5
SS&C Technologies Holdings, Inc.	2.4

Diamond Hill Small-Mid Cap Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small-Mid Cap Fund
Class Name	Class Y
Trading Symbol	DHMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHMYX) returned 8.23% for the year ended December 31, 2024. Over that same period, the Russell 2500 Index returned 12.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class Y	8.23%	6.84%	7.35%
Russell 3000 Index	23.81	13.86	12.55
Russell 2500 Index	12.00	8.77	8.85

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,125,217,816
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 10,657,282
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,125,217,816
Number of Portfolio Holdings	63
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$10,657,282

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Red Rock Resorts, Inc. Class A	4.8
Post Holdings, Inc.	4.5
Mr. Cooper Group, Inc.	4.4
Regal Rexnord Corp.	3.5
Gates Industrial Corp. plc	3.2
CubeSmart	3.0
Ashland, Inc.	2.5
Webster Financial Corp.	2.5
SS&C Technologies Holdings, Inc.	2.4

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Red Rock Resorts, Inc. Class A	4.8
Post Holdings, Inc.	4.5
Mr. Cooper Group, Inc.	4.4
Regal Rexnord Corp.	3.5
Gates Industrial Corp. plc	3.2
CubeSmart	3.0
Ashland, Inc.	2.5
Webster Financial Corp.	2.5
SS&C Technologies Holdings, Inc.	2.4

Diamond Hill Mid Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Mid Cap Fund
Class Name	Investor
Trading Symbol	DHPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHPAX) returned 10.50% for the year ended December 31, 2024. Over that same period, the Russell Midcap Index returned 15.34%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Investor	10.50%	5.95%	6.96%
Russell 3000 Index	23.81	13.86	12.55
Russell Midcap Index	15.34	9.92	9.63

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 146,687,204
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 966,993
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$146,687,204
Number of Portfolio Holdings	60
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$966,993

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Post Holdings, Inc.	4.7
Red Rock Resorts, Inc. Class A	4.6
American International Group, Inc.	4.2
Parker-Hannifin Corp.	3.7
Regal Rexnord Corp.	3.6
Mr. Cooper Group, Inc.	3.0
Boston Scientific Corp.	2.9
CubeSmart	2.7
SS&C Technologies Holdings, Inc.	2.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Post Holdings, Inc.	4.7
Red Rock Resorts, Inc. Class A	4.6
American International Group, Inc.	4.2
Parker-Hannifin Corp.	3.7
Regal Rexnord Corp.	3.6
Mr. Cooper Group, Inc.	3.0
Boston Scientific Corp.	2.9
CubeSmart	2.7
SS&C Technologies Holdings, Inc.	2.6

Diamond Hill Mid Cap Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Mid Cap Fund
Class Name	Class I
Trading Symbol	DHPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHPIX) returned 10.83% for the year ended December 31, 2024. Over that same period, the Russell Midcap Index returned 15.34%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class I	10.83%	6.26%	7.27%
Russell 3000 Index	23.81	13.86	12.55
Russell Midcap Index	15.34	9.92	9.63

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 146,687,204
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 966,993
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$146,687,204
Number of Portfolio Holdings	60
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$966,993

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Post Holdings, Inc.	4.7
Red Rock Resorts, Inc. Class A	4.6
American International Group, Inc.	4.2
Parker-Hannifin Corp.	3.7
Regal Rexnord Corp.	3.6
Mr. Cooper Group, Inc.	3.0
Boston Scientific Corp.	2.9
CubeSmart	2.7
SS&C Technologies Holdings, Inc.	2.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Post Holdings, Inc.	4.7
Red Rock Resorts, Inc. Class A	4.6
American International Group, Inc.	4.2
Parker-Hannifin Corp.	3.7
Regal Rexnord Corp.	3.6
Mr. Cooper Group, Inc.	3.0
Boston Scientific Corp.	2.9
CubeSmart	2.7
SS&C Technologies Holdings, Inc.	2.6

Diamond Hill Mid Cap Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Mid Cap Fund
Class Name	Class Y
Trading Symbol	DHPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHPYX) returned 10.93% for the year ended December 31, 2024. Over that same period, the Russell Midcap Index returned 15.34%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class Y	10.93%	6.38%	7.39%
Russell 3000 Index	23.81	13.86	12.55
Russell Midcap Index	15.34	9.92	9.63

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 146,687,204
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 966,993
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$146,687,204
Number of Portfolio Holdings	60
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$966,993

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Post Holdings, Inc.	4.7
Red Rock Resorts, Inc. Class A	4.6
American International Group, Inc.	4.2
Parker-Hannifin Corp.	3.7
Regal Rexnord Corp.	3.6
Mr. Cooper Group, Inc.	3.0
Boston Scientific Corp.	2.9
CubeSmart	2.7
SS&C Technologies Holdings, Inc.	2.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Post Holdings, Inc.	4.7
Red Rock Resorts, Inc. Class A	4.6
American International Group, Inc.	4.2
Parker-Hannifin Corp.	3.7
Regal Rexnord Corp.	3.6
Mr. Cooper Group, Inc.	3.0
Boston Scientific Corp.	2.9
CubeSmart	2.7
SS&C Technologies Holdings, Inc.	2.6

Diamond Hill Large Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Fund
Class Name	Investor
Trading Symbol	DHLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLAX) returned 11.83% for the year ended December 31, 2024. Over that same period, the Russell 1000 Value Index returned 14.37%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Investor	11.83%	8.31%	9.15%
Russell 3000 Index	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
Russell 1000 Index	24.51	14.28	12.87

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 8,623,547,476
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 44,181,410
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$8,623,547,476
Number of Portfolio Holdings	49
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$44,181,410

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Abbott Laboratories	3.9
Berkshire Hathaway, Inc., Class B	3.8
ConocoPhillips	3.5
Bank of America Corp.	3.5
Texas Instruments, Inc.	3.3
General Motors Co.	3.2
Sysco Corp.	2.9
Diamondback Energy, Inc.	2.6
CarMax, Inc.	2.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Abbott Laboratories	3.9
Berkshire Hathaway, Inc., Class B	3.8
ConocoPhillips	3.5
Bank of America Corp.	3.5
Texas Instruments, Inc.	3.3
General Motors Co.	3.2
Sysco Corp.	2.9
Diamondback Energy, Inc.	2.6
CarMax, Inc.	2.6

Diamond Hill Large Cap Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Fund
Class Name	Class I
Trading Symbol	DHLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLRX) returned 12.11% for the year ended December 31, 2024. Over that same period, the Russell 1000 Value Index returned 14.37%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class I	12.11%	8.63%	9.46%
Russell 3000 Index	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
Russell 1000 Index	24.51	14.28	12.87

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 8,623,547,476
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 44,181,410
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$8,623,547,476
Number of Portfolio Holdings	49
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$44,181,410

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Abbott Laboratories	3.9
Berkshire Hathaway, Inc., Class B	3.8
ConocoPhillips	3.5
Bank of America Corp.	3.5
Texas Instruments, Inc.	3.3
General Motors Co.	3.2
Sysco Corp.	2.9
Diamondback Energy, Inc.	2.6
CarMax, Inc.	2.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Abbott Laboratories	3.9
Berkshire Hathaway, Inc., Class B	3.8
ConocoPhillips	3.5
Bank of America Corp.	3.5
Texas Instruments, Inc.	3.3
General Motors Co.	3.2
Sysco Corp.	2.9
Diamondback Energy, Inc.	2.6
CarMax, Inc.	2.6

Diamond Hill Large Cap Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Fund
Class Name	Class Y
Trading Symbol	DHLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLYX) returned 12.26% for the year ended December 31, 2024. Over that same period, the Russell 1000 Value Index returned 14.37%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class Y	12.26%	8.75%	9.59%
Russell 3000 Index	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
Russell 1000 Index	24.51	14.28	12.87

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 8,623,547,476
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 44,181,410
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$8,623,547,476
Number of Portfolio Holdings	49
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$44,181,410

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Abbott Laboratories	3.9
Berkshire Hathaway, Inc., Class B	3.8
ConocoPhillips	3.5
Bank of America Corp.	3.5
Texas Instruments, Inc.	3.3
General Motors Co.	3.2
Sysco Corp.	2.9
Diamondback Energy, Inc.	2.6
CarMax, Inc.	2.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Abbott Laboratories	3.9
Berkshire Hathaway, Inc., Class B	3.8
ConocoPhillips	3.5
Bank of America Corp.	3.5
Texas Instruments, Inc.	3.3
General Motors Co.	3.2
Sysco Corp.	2.9
Diamondback Energy, Inc.	2.6
CarMax, Inc.	2.6

Diamond Hill Large Cap Concentrated Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Concentrated Fund
Class Name	Investor
Trading Symbol	DHFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHFAX) returned 13.87% for the year ended December 31, 2024. Over that same period, the Russell 1000 Value Index returned 14.37%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year	Since Inception (02/26/2021)
Investor	13.87%	9.07%
Russell 3000 Index	23.81	11.96
Russell 1000 Value Index	14.37	9.26
Russell 1000 Index	24.51	12.65

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 34,219,781
Holdings Count | shares	21
Advisory Fees Paid, Amount	$ 159,606
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$34,219,781
Number of Portfolio Holdings	21
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$159,606

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Abbott Laboratories	6.8
ConocoPhillips	6.8
Berkshire Hathaway, Inc., Class B	6.6
Texas Instruments, Inc.	5.7
Sysco Corp.	5.7
General Motors Co.	5.3
Pfizer, Inc.	4.7
Bank of America Corp.	4.6
Aon plc, Class A	4.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Abbott Laboratories	6.8
ConocoPhillips	6.8
Berkshire Hathaway, Inc., Class B	6.6
Texas Instruments, Inc.	5.7
Sysco Corp.	5.7
General Motors Co.	5.3
Pfizer, Inc.	4.7
Bank of America Corp.	4.6
Aon plc, Class A	4.6

Diamond Hill Large Cap Concentrated Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Concentrated Fund
Class Name	Class I
Trading Symbol	DHFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHFIX) returned 14.24% for the year ended December 31, 2024. Over that same period, the Russell 1000 Value Index returned 14.37%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year	Since Inception (02/26/2021)
Class I	14.24%	9.41%
Russell 3000 Index	23.81	11.96
Russell 1000 Value Index	14.37	9.26
Russell 1000 Index	24.51	12.65

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 34,219,781
Holdings Count | shares	21
Advisory Fees Paid, Amount	$ 159,606
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$34,219,781
Number of Portfolio Holdings	21
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$159,606

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Abbott Laboratories	6.8
ConocoPhillips	6.8
Berkshire Hathaway, Inc., Class B	6.6
Texas Instruments, Inc.	5.7
Sysco Corp.	5.7
General Motors Co.	5.3
Pfizer, Inc.	4.7
Bank of America Corp.	4.6
Aon plc, Class A	4.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Abbott Laboratories	6.8
ConocoPhillips	6.8
Berkshire Hathaway, Inc., Class B	6.6
Texas Instruments, Inc.	5.7
Sysco Corp.	5.7
General Motors Co.	5.3
Pfizer, Inc.	4.7
Bank of America Corp.	4.6
Aon plc, Class A	4.6

Diamond Hill Large Cap Concentrated Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Concentrated Fund
Class Name	Class Y
Trading Symbol	DHFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHFYX) returned 14.34% for the year ended December 31, 2024. Over that same period, the Russell 1000 Value Index returned 14.37%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year	Since Inception (02/26/2021)
Class Y	14.34%	9.51%
Russell 3000 Index	23.81	11.96
Russell 1000 Value Index	14.37	9.26
Russell 1000 Index	24.51	12.65

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 34,219,781
Holdings Count | shares	21
Advisory Fees Paid, Amount	$ 159,606
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$34,219,781
Number of Portfolio Holdings	21
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$159,606

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Abbott Laboratories	6.8
ConocoPhillips	6.8
Berkshire Hathaway, Inc., Class B	6.6
Texas Instruments, Inc.	5.7
Sysco Corp.	5.7
General Motors Co.	5.3
Pfizer, Inc.	4.7
Bank of America Corp.	4.6
Aon plc, Class A	4.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Abbott Laboratories	6.8
ConocoPhillips	6.8
Berkshire Hathaway, Inc., Class B	6.6
Texas Instruments, Inc.	5.7
Sysco Corp.	5.7
General Motors Co.	5.3
Pfizer, Inc.	4.7
Bank of America Corp.	4.6
Aon plc, Class A	4.6

Diamond Hill Select Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Select Fund
Class Name	Investor
Trading Symbol	DHTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$123	1.16%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHTAX) returned 12.79% for the year ended December 31, 2024. Over that same period, the Russell 3000 Index returned 23.81%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Investor	12.79%	12.99%	10.53%
Russell 3000 Index	23.81	13.86	12.55

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 580,795,635
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 3,785,994
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$580,795,635
Number of Portfolio Holdings	30
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$3,785,994

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.4
American International Group, Inc.	6.8
Red Rock Resorts, Inc. Class A	5.4
Cimpress plc	5.4
Regal Rexnord Corp.	5.3
Enovis Corp.	4.2
WESCO International, Inc.	4.0
General Motors Co.	4.0
CarMax, Inc.	3.7
SS&C Technologies Holdings, Inc.	3.4

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.4
American International Group, Inc.	6.8
Red Rock Resorts, Inc. Class A	5.4
Cimpress plc	5.4
Regal Rexnord Corp.	5.3
Enovis Corp.	4.2
WESCO International, Inc.	4.0
General Motors Co.	4.0
CarMax, Inc.	3.7
SS&C Technologies Holdings, Inc.	3.4

Diamond Hill Select Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Select Fund
Class Name	Class I
Trading Symbol	DHLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLTX) returned 13.13% for the year ended December 31, 2024. Over that same period, the Russell 3000 Index returned 23.81%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class I	13.13%	13.32%	10.86%
Russell 3000 Index	23.81	13.86	12.55

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 580,795,635
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 3,785,994
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$580,795,635
Number of Portfolio Holdings	30
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$3,785,994

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.4
American International Group, Inc.	6.8
Red Rock Resorts, Inc. Class A	5.4
Cimpress plc	5.4
Regal Rexnord Corp.	5.3
Enovis Corp.	4.2
WESCO International, Inc.	4.0
General Motors Co.	4.0
CarMax, Inc.	3.7
SS&C Technologies Holdings, Inc.	3.4

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.4
American International Group, Inc.	6.8
Red Rock Resorts, Inc. Class A	5.4
Cimpress plc	5.4
Regal Rexnord Corp.	5.3
Enovis Corp.	4.2
WESCO International, Inc.	4.0
General Motors Co.	4.0
CarMax, Inc.	3.7
SS&C Technologies Holdings, Inc.	3.4

Diamond Hill Select Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Select Fund
Class Name	Class Y
Trading Symbol	DHTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHTYX) returned 13.28% for the year ended December 31, 2024. Over that same period, the Russell 3000 Index returned 23.81%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class Y	13.28%	13.46%	10.98%
Russell 3000 Index	23.81	13.86	12.55

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 580,795,635
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 3,785,994
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$580,795,635
Number of Portfolio Holdings	30
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$3,785,994

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.4
American International Group, Inc.	6.8
Red Rock Resorts, Inc. Class A	5.4
Cimpress plc	5.4
Regal Rexnord Corp.	5.3
Enovis Corp.	4.2
WESCO International, Inc.	4.0
General Motors Co.	4.0
CarMax, Inc.	3.7
SS&C Technologies Holdings, Inc.	3.4

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.4
American International Group, Inc.	6.8
Red Rock Resorts, Inc. Class A	5.4
Cimpress plc	5.4
Regal Rexnord Corp.	5.3
Enovis Corp.	4.2
WESCO International, Inc.	4.0
General Motors Co.	4.0
CarMax, Inc.	3.7
SS&C Technologies Holdings, Inc.	3.4

Diamond Hill Long-Short Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Long-Short Fund
Class Name	Investor
Trading Symbol	DIAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$184	1.75%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DIAMX) returned 9.94% for the year ended December 31, 2024. Over that same period, the Russell 1000 Index returned 24.51% and the 60%/40% Blended Index returned 16.63%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Investor	9.94%	5.89%	5.67%
Russell 3000 Index	23.81	13.86	12.55
Russell 1000 Index	24.51	14.28	12.87
60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index	16.63	9.87	8.61

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,683,820,447
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 16,182,453
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,683,820,447
Total Advisory Fees Paid	$16,182,453
Portfolio Turnover Rate	46%
Number of Portfolio Holdings	95
Number of Long/(Short) Holdings in Portfolio	54/(41)

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.7
Citigroup, Inc.	4.7
Meta Platforms, Inc., Class A	4.6
Microsoft Corp.	4.3
American International Group, Inc.	4.3
Parker-Hannifin Corp.	3.2
Ulta Beauty, Inc.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.6
SS&C Technologies Holdings, Inc.	2.5
Chevron Corp.	2.4
Short:
Commerce Bancshares, Inc.	-1.2
Sweetgreen, Inc., Class A	-1.3
Vornado Realty Trust	-1.3
Alarm.com Holdings, Inc.	-1.5
GameStop Corp., Class A	-1.5
Royal Caribbean Cruises Ltd.	-1.6
Doximity, Inc. Class A	-1.7
Garmin Ltd.	-1.9
WD-40 Co.	-2.0
International Business Machines Corp.	-2.3

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.7
Citigroup, Inc.	4.7
Meta Platforms, Inc., Class A	4.6
Microsoft Corp.	4.3
American International Group, Inc.	4.3
Parker-Hannifin Corp.	3.2
Ulta Beauty, Inc.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.6
SS&C Technologies Holdings, Inc.	2.5
Chevron Corp.	2.4
Short:
Commerce Bancshares, Inc.	-1.2
Sweetgreen, Inc., Class A	-1.3
Vornado Realty Trust	-1.3
Alarm.com Holdings, Inc.	-1.5
GameStop Corp., Class A	-1.5
Royal Caribbean Cruises Ltd.	-1.6
Doximity, Inc. Class A	-1.7
Garmin Ltd.	-1.9
WD-40 Co.	-2.0
International Business Machines Corp.	-2.3

Diamond Hill Long-Short Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Long-Short Fund
Class Name	Class I
Trading Symbol	DHLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$153	1.46%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLSX) returned 10.26% for the year ended December 31, 2024. Over that same period, the Russell 1000 Index returned 24.51% and the 60%/40% Blended Index returned 16.63%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class I	10.26%	6.20%	5.97%
Russell 3000 Index	23.81	13.86	12.55
Russell 1000 Index	24.51	14.28	12.87
60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index	16.63	9.87	8.61

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,683,820,447
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 16,182,453
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,683,820,447
Total Advisory Fees Paid	$16,182,453
Portfolio Turnover Rate	46%
Number of Portfolio Holdings	95
Number of Long/(Short) Holdings in Portfolio	54/(41)

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.7
Citigroup, Inc.	4.7
Meta Platforms, Inc., Class A	4.6
Microsoft Corp.	4.3
American International Group, Inc.	4.3
Parker-Hannifin Corp.	3.2
Ulta Beauty, Inc.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.6
SS&C Technologies Holdings, Inc.	2.5
Chevron Corp.	2.4
Short:
Commerce Bancshares, Inc.	-1.2
Sweetgreen, Inc., Class A	-1.3
Vornado Realty Trust	-1.3
Alarm.com Holdings, Inc.	-1.5
GameStop Corp., Class A	-1.5
Royal Caribbean Cruises Ltd.	-1.6
Doximity, Inc. Class A	-1.7
Garmin Ltd.	-1.9
WD-40 Co.	-2.0
International Business Machines Corp.	-2.3

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.7
Citigroup, Inc.	4.7
Meta Platforms, Inc., Class A	4.6
Microsoft Corp.	4.3
American International Group, Inc.	4.3
Parker-Hannifin Corp.	3.2
Ulta Beauty, Inc.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.6
SS&C Technologies Holdings, Inc.	2.5
Chevron Corp.	2.4
Short:
Commerce Bancshares, Inc.	-1.2
Sweetgreen, Inc., Class A	-1.3
Vornado Realty Trust	-1.3
Alarm.com Holdings, Inc.	-1.5
GameStop Corp., Class A	-1.5
Royal Caribbean Cruises Ltd.	-1.6
Doximity, Inc. Class A	-1.7
Garmin Ltd.	-1.9
WD-40 Co.	-2.0
International Business Machines Corp.	-2.3

Diamond Hill Long-Short Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Long-Short Fund
Class Name	Class Y
Trading Symbol	DIAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$141	1.34%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DIAYX) returned 10.38% for the year ended December 31, 2024. Over that same period, the Russell 1000 Index returned 24.51% and the 60%/40% Blended Index returned 16.63%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class Y	10.38%	6.32%	6.09%
Russell 3000 Index	23.81	13.86	12.55
Russell 1000 Index	24.51	14.28	12.87
60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index	16.63	9.87	8.61

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,683,820,447
Holdings Count | shares	95
Advisory Fees Paid, Amount	$ 16,182,453
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,683,820,447
Total Advisory Fees Paid	$16,182,453
Portfolio Turnover Rate	46%
Number of Portfolio Holdings	95
Number of Long/(Short) Holdings in Portfolio	54/(41)

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.7
Citigroup, Inc.	4.7
Meta Platforms, Inc., Class A	4.6
Microsoft Corp.	4.3
American International Group, Inc.	4.3
Parker-Hannifin Corp.	3.2
Ulta Beauty, Inc.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.6
SS&C Technologies Holdings, Inc.	2.5
Chevron Corp.	2.4
Short:
Commerce Bancshares, Inc.	-1.2
Sweetgreen, Inc., Class A	-1.3
Vornado Realty Trust	-1.3
Alarm.com Holdings, Inc.	-1.5
GameStop Corp., Class A	-1.5
Royal Caribbean Cruises Ltd.	-1.6
Doximity, Inc. Class A	-1.7
Garmin Ltd.	-1.9
WD-40 Co.	-2.0
International Business Machines Corp.	-2.3

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.7
Citigroup, Inc.	4.7
Meta Platforms, Inc., Class A	4.6
Microsoft Corp.	4.3
American International Group, Inc.	4.3
Parker-Hannifin Corp.	3.2
Ulta Beauty, Inc.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.6
SS&C Technologies Holdings, Inc.	2.5
Chevron Corp.	2.4
Short:
Commerce Bancshares, Inc.	-1.2
Sweetgreen, Inc., Class A	-1.3
Vornado Realty Trust	-1.3
Alarm.com Holdings, Inc.	-1.5
GameStop Corp., Class A	-1.5
Royal Caribbean Cruises Ltd.	-1.6
Doximity, Inc. Class A	-1.7
Garmin Ltd.	-1.9
WD-40 Co.	-2.0
International Business Machines Corp.	-2.3

Diamond Hill International Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill International Fund
Class Name	Investor
Trading Symbol	DHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$116	1.14%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHIAX) returned 3.56% for the year ended December 31, 2024. Over that same period, the MSCI ACWI ex USA Index returned 5.53%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (12/30/2016)
Investor	3.56%	4.72%	7.63%
MSCI ACWI ex USA Index	5.53	4.10	6.23

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 141,412,406
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 871,387
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$141,412,406
Number of Portfolio Holdings	53
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$871,387

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.8
Unilever plc	3.7
EXOR NV	3.5
Tesco plc	3.4
HDFC Bank Ltd. - ADR	3.0
Compass Group plc	2.8
UCB SA	2.7
Wal-Mart de Mexico SAB de CV	2.7
Spotify Technology SA	2.4
Compagnie Financiere Richemont SA, Class A	2.4
Top Country Exposure	% of Net Assets
United Kingdom	21.8%
Switzerland	11.1%
United States	7.9%
Japan	6.4%
Netherlands	5.9%

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.8
Unilever plc	3.7
EXOR NV	3.5
Tesco plc	3.4
HDFC Bank Ltd. - ADR	3.0
Compass Group plc	2.8
UCB SA	2.7
Wal-Mart de Mexico SAB de CV	2.7
Spotify Technology SA	2.4
Compagnie Financiere Richemont SA, Class A	2.4

Diamond Hill International Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill International Fund
Class Name	Class I
Trading Symbol	DHIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHIIX) returned 3.92% for the year ended December 31, 2024. Over that same period, the MSCI ACWI ex USA Index returned 5.53%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (12/30/2016)
Class I	3.92%	5.02%	7.94%
MSCI ACWI ex USA Index	5.53	4.10	6.23

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 141,412,406
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 871,387
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$141,412,406
Number of Portfolio Holdings	53
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$871,387

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.8
Unilever plc	3.7
EXOR NV	3.5
Tesco plc	3.4
HDFC Bank Ltd. - ADR	3.0
Compass Group plc	2.8
UCB SA	2.7
Wal-Mart de Mexico SAB de CV	2.7
Spotify Technology SA	2.4
Compagnie Financiere Richemont SA, Class A	2.4
Top Country Exposure	% of Net Assets
United Kingdom	21.8%
Switzerland	11.1%
United States	7.9%
Japan	6.4%
Netherlands	5.9%

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.8
Unilever plc	3.7
EXOR NV	3.5
Tesco plc	3.4
HDFC Bank Ltd. - ADR	3.0
Compass Group plc	2.8
UCB SA	2.7
Wal-Mart de Mexico SAB de CV	2.7
Spotify Technology SA	2.4
Compagnie Financiere Richemont SA, Class A	2.4

Diamond Hill International Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill International Fund
Class Name	Class Y
Trading Symbol	DHIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHIYX) returned 4.03% for the year ended December 31, 2024. Over that same period, the MSCI ACWI ex USA Index returned 5.53%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (12/30/2016)
Class Y	4.03%	5.14%	8.06%
MSCI ACWI ex USA Index	5.53	4.10	6.23

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 141,412,406
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 871,387
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$141,412,406
Number of Portfolio Holdings	53
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$871,387

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.8
Unilever plc	3.7
EXOR NV	3.5
Tesco plc	3.4
HDFC Bank Ltd. - ADR	3.0
Compass Group plc	2.8
UCB SA	2.7
Wal-Mart de Mexico SAB de CV	2.7
Spotify Technology SA	2.4
Compagnie Financiere Richemont SA, Class A	2.4
Top Country Exposure	% of Net Assets
United Kingdom	21.8%
Switzerland	11.1%
United States	7.9%
Japan	6.4%
Netherlands	5.9%

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.8
Unilever plc	3.7
EXOR NV	3.5
Tesco plc	3.4
HDFC Bank Ltd. - ADR	3.0
Compass Group plc	2.8
UCB SA	2.7
Wal-Mart de Mexico SAB de CV	2.7
Spotify Technology SA	2.4
Compagnie Financiere Richemont SA, Class A	2.4

Diamond Hill Short Duration Securitized Bond Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Short Duration Securitized Bond Fund
Class Name	Investor
Trading Symbol	DHEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHEAX) returned 9.14% for the year ended December 31, 2024. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 4.36%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency commercial mortgage-backed securities (CMBS) and non-agency mortgage-backed securities (MBS) sectors. While all sectors contributed positively to the Fund's performance over the period, the Treasury, corporate credit and agency mortgage-backed securities (MBS) sectors were only modestly positive.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (07/05/2016)
Investor	9.14%	3.75%	3.68%
Bloomberg US Aggregate Bond Index	1.25	-0.33	0.82
Bloomberg US 1-3 Year Government/Credit Index	4.36	1.58	1.63

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 3,441,928,750
Holdings Count | shares	505
Advisory Fees Paid, Amount	$ 8,406,819
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$3,441,928,750
Number of Portfolio Holdings	505
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$8,406,819
Effective Duration	1.43
Weighted Average Life	2.19
Option-Adjusted Spread	244

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
BXMT Ltd., Series 2021-FL4, Class D 5.546% 05/17/38	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.1
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.1
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	0.8
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	0.7
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 7.390% 03/25/29	0.7
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.7
REMIC Funding Trust, Series 2024-2, Class A2 7.112% 09/27/28	0.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
BXMT Ltd., Series 2021-FL4, Class D 5.546% 05/17/38	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.1
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.1
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	0.8
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	0.7
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 7.390% 03/25/29	0.7
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.7
REMIC Funding Trust, Series 2024-2, Class A2 7.112% 09/27/28	0.7

Diamond Hill Short Duration Securitized Bond Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Short Duration Securitized Bond Fund
Class Name	Class I
Trading Symbol	DHEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHEIX) returned 9.33% for the year ended December 31, 2024. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 4.36%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency commercial mortgage-backed securities (CMBS) and non-agency mortgage-backed securities (MBS) sectors. While all sectors contributed positively to the Fund's performance over the period, the Treasury, corporate credit and agency mortgage-backed securities (MBS) sectors were only modestly positive.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (07/05/2016)
Class I	9.33%	4.03%	3.98%
Bloomberg US Aggregate Bond Index	1.25	-0.33	0.82
Bloomberg US 1-3 Year Government/Credit Index	4.36	1.58	1.63

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 3,441,928,750
Holdings Count | shares	505
Advisory Fees Paid, Amount	$ 8,406,819
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$3,441,928,750
Number of Portfolio Holdings	505
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$8,406,819
Effective Duration	1.43
Weighted Average Life	2.19
Option-Adjusted Spread	244

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
BXMT Ltd., Series 2021-FL4, Class D 5.546% 05/17/38	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.1
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.1
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	0.8
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	0.7
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 7.390% 03/25/29	0.7
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.7
REMIC Funding Trust, Series 2024-2, Class A2 7.112% 09/27/28	0.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
BXMT Ltd., Series 2021-FL4, Class D 5.546% 05/17/38	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.1
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.1
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	0.8
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	0.7
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 7.390% 03/25/29	0.7
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.7
REMIC Funding Trust, Series 2024-2, Class A2 7.112% 09/27/28	0.7

Diamond Hill Short Duration Securitized Bond Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Short Duration Securitized Bond Fund
Class Name	Class Y
Trading Symbol	DHEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHEYX) returned 9.56% for the year ended December 31, 2024. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 4.36%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency commercial mortgage-backed securities (CMBS) and non-agency mortgage-backed securities (MBS) sectors. While all sectors contributed positively to the Fund's performance over the period, the Treasury, corporate credit and agency mortgage-backed securities (MBS) sectors were only modestly positive.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (07/05/2016)
Class Y	9.56%	4.18%	4.11%
Bloomberg US Aggregate Bond Index	1.25	-0.33	0.82
Bloomberg US 1-3 Year Government/Credit Index	4.36	1.58	1.63

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 3,441,928,750
Holdings Count | shares	505
Advisory Fees Paid, Amount	$ 8,406,819
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$3,441,928,750
Number of Portfolio Holdings	505
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$8,406,819
Effective Duration	1.43
Weighted Average Life	2.19
Option-Adjusted Spread	244

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
BXMT Ltd., Series 2021-FL4, Class D 5.546% 05/17/38	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.1
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.1
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	0.8
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	0.7
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 7.390% 03/25/29	0.7
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.7
REMIC Funding Trust, Series 2024-2, Class A2 7.112% 09/27/28	0.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
BXMT Ltd., Series 2021-FL4, Class D 5.546% 05/17/38	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.1
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.1
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	0.8
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	0.7
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 7.390% 03/25/29	0.7
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.7
REMIC Funding Trust, Series 2024-2, Class A2 7.112% 09/27/28	0.7

Diamond Hill Core Bond Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Bond Fund
Class Name	Investor
Trading Symbol	DHRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHRAX) returned 3.17% for the year ended December 31, 2024. Over that same period, the Bloomberg US Aggregate Bond Index returned 1.25%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency mortgage-back securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors. The performance of the Fund's Treasury securities was a headwind.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (07/05/2016)
Investor	3.17%	0.48%	1.48%
Bloomberg US Aggregate Bond Index	1.25	-0.33	0.82

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,004,447,456
Holdings Count | shares	1,050
Advisory Fees Paid, Amount	$ 5,287,059
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$2,004,447,456
Number of Portfolio Holdings	1,050
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$5,287,059
Effective Duration	5.65
Weighted Average Life	7.43
Option-Adjusted Spread	131

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.0
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Notes 0.625% 08/15/30	1.3
U.S. Treasury STRIPS 0.625% 2/15/43	1.2
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury Notes 1.250% 09/30/28	0.9
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	0.9
U.S. Treasury Notes 3.875% 11/30/29	0.9
U.S. Treasury Notes 4.000% 02/15/34	0.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.0
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Notes 0.625% 08/15/30	1.3
U.S. Treasury STRIPS 0.625% 2/15/43	1.2
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury Notes 1.250% 09/30/28	0.9
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	0.9
U.S. Treasury Notes 3.875% 11/30/29	0.9
U.S. Treasury Notes 4.000% 02/15/34	0.8

Diamond Hill Core Bond Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Bond Fund
Class Name	Class I
Trading Symbol	DHRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHRIX) returned 3.40% for the year ended December 31, 2024. Over that same period, the Bloomberg US Aggregate Bond Index returned 1.25%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency mortgage-back securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors. The performance of the Fund's Treasury securities was a headwind.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (07/05/2016)
Class I	3.40%	0.76%	1.77%
Bloomberg US Aggregate Bond Index	1.25	-0.33	0.82

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,004,447,456
Holdings Count | shares	1,050
Advisory Fees Paid, Amount	$ 5,287,059
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$2,004,447,456
Number of Portfolio Holdings	1,050
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$5,287,059
Effective Duration	5.65
Weighted Average Life	7.43
Option-Adjusted Spread	131

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.0
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Notes 0.625% 08/15/30	1.3
U.S. Treasury STRIPS 0.625% 2/15/43	1.2
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury Notes 1.250% 09/30/28	0.9
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	0.9
U.S. Treasury Notes 3.875% 11/30/29	0.9
U.S. Treasury Notes 4.000% 02/15/34	0.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.0
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Notes 0.625% 08/15/30	1.3
U.S. Treasury STRIPS 0.625% 2/15/43	1.2
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury Notes 1.250% 09/30/28	0.9
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	0.9
U.S. Treasury Notes 3.875% 11/30/29	0.9
U.S. Treasury Notes 4.000% 02/15/34	0.8

Diamond Hill Core Bond Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Bond Fund
Class Name	Class Y
Trading Symbol	DHRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]	What Were the Fund Costs for the past Year? (Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHRYX) returned 3.53% for the year ended December 31, 2024. Over that same period, the Bloomberg US Aggregate Bond Index returned 1.25%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency mortgage-back securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors. The performance of the Fund's Treasury securities was a headwind.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (07/05/2016)
Class Y	3.53%	0.86%	1.88%
Bloomberg US Aggregate Bond Index	1.25	-0.33	0.82

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,004,447,456
Holdings Count | shares	1,050
Advisory Fees Paid, Amount	$ 5,287,059
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$2,004,447,456
Number of Portfolio Holdings	1,050
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$5,287,059
Effective Duration	5.65
Weighted Average Life	7.43
Option-Adjusted Spread	131

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.0
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Notes 0.625% 08/15/30	1.3
U.S. Treasury STRIPS 0.625% 2/15/43	1.2
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury Notes 1.250% 09/30/28	0.9
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	0.9
U.S. Treasury Notes 3.875% 11/30/29	0.9
U.S. Treasury Notes 4.000% 02/15/34	0.8

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.0
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Notes 0.625% 08/15/30	1.3
U.S. Treasury STRIPS 0.625% 2/15/43	1.2
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury Notes 1.250% 09/30/28	0.9
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	0.9
U.S. Treasury Notes 3.875% 11/30/29	0.9
U.S. Treasury Notes 4.000% 02/15/34	0.8

Diamond Hill Core Plus Bond Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Plus Bond Fund
Class Name	Investor
Trading Symbol	DHNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of October 15, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What Were the Fund Costs for the period?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment (not annualized)	Costs Paid as a Percentage of a $10,000 Investment
Investor	$18*	0.86%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.86%
Net Assets	$ 35,664,577
Holdings Count | shares	198
Advisory Fees Paid, Amount	$ 24,583
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$35,664,577
Number of Portfolio Holdings	198
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$24,583
Effective Duration	5.95
Weighted Average Life	7.41
Option-Adjusted Spread	126

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.6
FHLMC, Series 5230, Class PE 2.000% 12/25/51	2.4
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	2.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	2.0
GNMA, Series 2022-31, Class MS 0.000% 02/20/52	1.5
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.4
U.S. Treasury Notes 1.250% 09/30/28	1.3
FNMA, Series 2013-56, Class GZ 4.500% 08/25/41	1.3

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.6
FHLMC, Series 5230, Class PE 2.000% 12/25/51	2.4
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	2.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	2.0
GNMA, Series 2022-31, Class MS 0.000% 02/20/52	1.5
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.4
U.S. Treasury Notes 1.250% 09/30/28	1.3
FNMA, Series 2013-56, Class GZ 4.500% 08/25/41	1.3

Diamond Hill Core Plus Bond Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Plus Bond Fund
Class Name	Class I
Trading Symbol	DHNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of October 15, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What Were the Fund Costs for the period?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment (not annualized)	Costs Paid as a Percentage of a $10,000 Investment
Class I	$12*	0.57%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.57%
Net Assets	$ 35,664,577
Holdings Count | shares	198
Advisory Fees Paid, Amount	$ 24,583
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$35,664,577
Number of Portfolio Holdings	198
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$24,583
Effective Duration	5.95
Weighted Average Life	7.41
Option-Adjusted Spread	126

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.6
FHLMC, Series 5230, Class PE 2.000% 12/25/51	2.4
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	2.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	2.0
GNMA, Series 2022-31, Class MS 0.000% 02/20/52	1.5
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.4
U.S. Treasury Notes 1.250% 09/30/28	1.3
FNMA, Series 2013-56, Class GZ 4.500% 08/25/41	1.3

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.6
FHLMC, Series 5230, Class PE 2.000% 12/25/51	2.4
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	2.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	2.0
GNMA, Series 2022-31, Class MS 0.000% 02/20/52	1.5
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.4
U.S. Treasury Notes 1.250% 09/30/28	1.3
FNMA, Series 2013-56, Class GZ 4.500% 08/25/41	1.3

Diamond Hill Core Plus Bond Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Plus Bond Fund
Class Name	Class Y
Trading Symbol	DHNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of October 15, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What Were the Fund Costs for the period?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment (not annualized)	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$9*	0.45%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.45%
Net Assets	$ 35,664,577
Holdings Count | shares	198
Advisory Fees Paid, Amount	$ 24,583
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$35,664,577
Number of Portfolio Holdings	198
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$24,583
Effective Duration	5.95
Weighted Average Life	7.41
Option-Adjusted Spread	126

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.6
FHLMC, Series 5230, Class PE 2.000% 12/25/51	2.4
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	2.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	2.0
GNMA, Series 2022-31, Class MS 0.000% 02/20/52	1.5
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.4
U.S. Treasury Notes 1.250% 09/30/28	1.3
FNMA, Series 2013-56, Class GZ 4.500% 08/25/41	1.3

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.6
FHLMC, Series 5230, Class PE 2.000% 12/25/51	2.4
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	2.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	2.0
GNMA, Series 2022-31, Class MS 0.000% 02/20/52	1.5
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.4
U.S. Treasury Notes 1.250% 09/30/28	1.3
FNMA, Series 2013-56, Class GZ 4.500% 08/25/41	1.3